Tortoise MLP & Energy Income Fund
Institutional Class - INFIX

Tortoise MLP & Energy Infrastructure Fund
Institutional Class - MLPPX

Supplement dated June 16, 2021, to the Summary Prospectus and Statutory
Prospectus, each dated March 31, 2021, as amended

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Effective immediately, the subsequent minimum investment amounts for Institutional Class shares of the Tortoise MLP & Energy Income Fund and Tortoise MLP & Energy Infrastructure Fund are reduced to $100.
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Please retain this supplement with your Summary Prospectus
and Statutory Prospectus for future reference